Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of performance obligations [abstract]
Revenue recognized relating to the opening contract liability balance	kr 32,874	kr 25,601
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	134	7
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	kr 133,247	kr 169,609